Retirement Plans (Changes In Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 276.8	$ 274.4
Service cost	4.4	4.7	5.1
Interest cost	10.2	9.9	9.6
Plan amendments	(0.6)	0
Plan curtailments	(6.4)	0
Participant contributions	0	0
Benefits paid	(13.3)	(11.2)
Actuarial loss (gain)	12.8	(1.0)
Benefit obligation at end of period	283.9	276.8	274.4
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	29.9	29.6
Service cost	0.7	0.8	0.8
Interest cost	1.4	1.3	1.5
Plan amendments	0	0
Plan curtailments	(4.8)	0
Participant contributions	0.5	0.4
Benefits paid	(1.4)	(1.2)
Actuarial loss (gain)	12.2	(1.0)
Benefit obligation at end of period	$ 38.5	$ 29.9	$ 29.6